Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

22.    Long-Term Debt

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

Long-term debt at December 31, 2010 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2013 Fixed Rate Notes	December 2013	449.5	—	449.5
2013 Floating Rate Notes	December 2013	10.5	—	10.5
2016 Notes issued October 2009	October 2016	625.0	(7.0)	618.0
2016 Notes issued August 2010	October 2016	200.0	(7.6)	192.4

Total debt		$1,285.0	$(14.6)	$1,270.4

2016 Notes issued October 2009

In October 2009, we completed the offering and sale of $625.0 million in aggregate principal amount of the 2016 Notes issued October 2009, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued October 2009 bear interest at an annual rate of 8.75%. On September 16, 2011, we issued an offer (the Asset Sale Offer) to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $0.5 million of the 2016 Notes issued October 2009 tendered their notes. On October 20, 2011, we repurchased $152.4 million in aggregate principal amount of the 2016 Notes issued October 2009 in a separate private transaction.

At any time prior to October 15, 2012, we may redeem the outstanding 2016 Notes issued October 2009, in whole, but not in part, at a price equal to 100% of their principal amount, plus a make-whole premium and accrued but unpaid interest. We may redeem the 2016 Notes issued October 2009, in whole or in part, beginning on October 15, 2012 at an initial redemption price of 108.75% of their principal amount, which decreases to par over time, plus accrued and unpaid interest. In addition, at any time prior to October 15, 2012, we may redeem up to 35% of the 2016 Notes issued October 2009, using the proceeds of certain equity offerings at a redemption price of 108.75% of the principal, plus accrued and unpaid interest. Interest is paid in cash semi-annually. For additional information, refer to Note 33.

The outstanding $472.1 million principal amount of the 2016 Notes issued October 2009 at December 31, 2011 (2010: $625.0 million) is recorded net of the unamortized original issue discount of $4.5 million (2010: $7.0 million).

2016 Notes issued August 2010

In August 2010, we completed the offering and sale of $200.0 million in aggregate principal amount of the 2016 Notes issued August 2010, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued August 2010 bear interest at an annual rate of 8.75%. On October 20, 2011, we repurchased $47.6 million in aggregate principal amount of the 2016 Notes issued August 2010 in a private transaction.

At any time prior to October 15, 2012, we may redeem the outstanding 2016 Notes issued August 2010, in whole, but not in part, at a price equal to 100% of their principal amount, plus a make-whole premium and accrued but unpaid interest. We may redeem the outstanding 2016 Notes issued August 2010, in whole or in part, beginning on October 15, 2012 at an initial redemption price of 108.75% of their principal amount, which decreases to par over time, plus accrued and unpaid interest. In addition, at any time prior to October 15, 2012, we may redeem up to 35% of the 2016 Notes issued August 2010, using the proceeds of certain equity offerings at a redemption price of 108.75% of the principal, plus accrued and unpaid interest. Interest is paid in cash semi-annually. For additional information, refer to Note 33.

The outstanding $152.4 million principal amount of the 2016 Notes issued August 2010 at December 31, 2011 (2010: $200.0 million) is recorded net of the unamortized original issue discount of $5.0 million (2010: $7.6 million).

2013 Fixed Rate Notes

In November 2006, we completed the offering and sale of $465.0 million in aggregate principal amount of the 2013 Fixed Rate Notes, issued by Elan Finance plc. Elan Corporation, plc and certain of our subsidiaries have guaranteed the 2013 Fixed Rate Notes. The 2013 Fixed Rate Notes bear interest at an annual rate of 8.875%. Under the terms of our debt covenants, we were required to apply some of the proceeds received from the September 17, 2009 transaction with Johnson & Johnson to make a pro-rata offer to repurchase a portion of our debt at par. Accordingly, on August 30, 2010, we issued an offer to purchase up to $186.0 million in aggregate principal amount of 2013 Floating Rate Notes and the 2013 Fixed Rate Notes in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the principal amount thereof, plus accrued and unpaid interest to the date of payment. The offer closed on September 30, 2010 and we received tenders in respect of $15.5 million in principal amount of the 2013 Fixed Rate Notes.

Under the Asset Sale Offer discussed above, holders of $4.0 million in aggregate principal amount of the 2013 Fixed Rate Notes tendered their notes on October 14, 2011. On September 16, 2011, we also announced a cash tender offer (the Tender Offer) for the outstanding $449.5 million in aggregate principal amount of the 2013 Fixed Rate Notes. The total consideration for the Tender Offer was $1,032.39 per $1,000 principal amount of the 2013 Fixed Rate Notes, plus accrued and unpaid interest to the date of payment. The Tender Offer expired on October 14, 2011 and holders of $443.7 million in aggregate principal amount of the 2013 Fixed Rate Notes tendered their notes. On December 1, 2011, we repurchased the remaining $1.8 million in aggregate principal amount of the 2013 Fixed Rate Notes.

2013 Floating Rate Notes

In November 2006, we also completed the offering and sale of $150.0 million in aggregate principal amount of the 2013 Floating Rate Notes, also issued by Elan Finance plc. The 2013 Floating Rate Notes bear interest at an annual rate, adjusted quarterly, equal to the three-month London Interbank Offer Rate (LIBOR) plus 4.125%. Elan Corporation, plc and certain of our subsidiaries have guaranteed the 2013 Floating Rate Notes. As described above, we issued an offer to purchase up to $186.0 million in aggregate principal amount of 2013 Floating Rate Notes and the 2013 Fixed Rate Notes in accordance with the terms of the indenture governing these notes. The offer closed on September 30, 2010 and we received tenders in respect of $139.5 million in principal amount of the 2013 Floating Rate Notes. As described above, on September 16, 2011 we also issued an Asset Sale Offer to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $7.3 million in aggregate principal amount of the 2013 Floating Rate Notes tendered their notes. On September 16, 2011, we also announced the election to redeem all of the 2013 Floating Rate Notes not purchased in the Asset Sale Offer. Pursuant to this redemption, $3.2 million in aggregate principal amount of the 2013 Floating Rate Notes were redeemed at a redemption price of 100% of the aggregate principal amount thereof, plus accrued but unpaid interest thereon to the date of payment.

Covenants

The agreements governing some of our outstanding long-term indebtedness contain various restrictive covenants that limit our financial and operating flexibility. The covenants do not require us to maintain or adhere to any specific financial ratios, however, they do restrict within certain limits our ability to, among other things:

•	Incur additional debt;

•	Create liens;

•	Enter into certain transactions with related parties;

•	Enter into certain types of investment transactions;

•	Engage in certain asset sales or sale and leaseback transactions;

•	Pay dividends or buy back our Ordinary Shares; and

•	Consolidate, merge with, or sell substantially all our assets to another entity.

The breach of any of these covenants may result in a default under the applicable agreement, which could result in the indebtedness under the agreement becoming immediately due and payable and may result in a default under our other indebtedness subject to cross acceleration provisions.